Pay vs Performance Disclosure $ / shares in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO Merrick Okamoto	Compensation Actually Paid to PEO Merrick Okamoto(1)	Summary Compensation Table Total for PEO Fred Thiel	Compensation Actually Paid to PEO Fred Thiel(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:
Year							Company Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (loss) (in millions)	Adjusted EBITDA (in millions)(7)
(a)	(b)(i)	(c)(i)	(b)(ii)	(c)(ii)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$—	$—	$43,244,809	$52,085,431	$20,014,101	$24,695,565	$1,802.65	$457.70	$541.01	$1,232.17
2023	$—	$—	$36,116,620	$29,517,350	$9,355,561	$6,511,973	$2,565.08	$567.21	$261.17	$417.11
2022	$—	$—	$7,109,432	$5,942,622	$2,734,160	$380,449	$288.02	$24.70	$(694.02)	$(543.38)
2021	$143,781,988	$199,441,219	$18,022,335	$4,663,738	$1,873,210	$3,210,754	$3,628.16	$843.56	$(29.81)	$172.41
2020	$3,151,215	$13,373,762	$—	$—	$297,369	$794,451	$1,084.48	$718.52	$(10.45)	$(6.18)

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			The dollar amounts reported in this column represent the average of the amounts reported for MARA’s non-CEO Named Executive Officers as a group in the “Total” column of the Summary Compensation Table in each year. The names of each of the non-CEO Named Executive Officers included for purposes of calculating the average amounts in each year are as follows: (i) for 2024, Mr. Khan and Mr. Nowaid, (ii) for 2023, Mr. Khan, Jim Crawford, Ashu Swami, Adam Swick and Hugh Gallagher; (iii) for 2022, Mr. Gallagher, Mr. Crawford, Mr. Swami, John Lee and Simeon Salzman; (iv) for 2021, Mr. Crawford, Mr. Swami and Mr. Salzman; and (v) for 2020, Mr. Crawford, Mr. Salzman and David Lieberman.
Peer Group Issuers, Footnote			Cumulative TSR is calculated by dividing the difference between MARA’s share price at the end and the beginning of the measurement period (including reinvestment of dividends) by MARA’s share price at the beginning of the measurement period.Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of Bitfarms Ltd. (BITF), CleanSpark, Inc. (CLSK), HIVE Digital Technologies Ltd. (HIVE) and Riot Platforms, Inc. (RIOT).
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c)(i) represent the amount of “compensation actually paid” in 2021 and 2020 to Merrick Okamoto, who served as our Chief Executive Officer until April 2021. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Okamoto during each applicable year. The table below shows adjustments which were made to Mr. Okamoto’s total compensation in 2021 and 2020 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.

Adjustments to Determine Compensation “Actually Paid” to the PEO Merrick Okamoto	2021	2020
Total Compensation in the SCT	$143,781,988	$3,151,215
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(143,410,673)	$(782,500)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$—	$4,749,594
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$181,973,184	$6,255,453
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$17,096,720	$—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Compensation Actually Paid	$199,441,219	$13,373,762

(2)The dollar amounts reported in column (c)(ii) represent the amount of “compensation actually paid” in 2024, 2023, 2022 and 2021 to Mr. Thiel, who has served as our Chief Executive Officer since April 2021. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Thiel during each applicable year. The table below shows adjustments which were made to Mr. Thiel’s total compensation in 2024, 2023, 2022 and 2021 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.

Adjustments to Determine Compensation “Actually Paid” to the PEO Fred Thiel	2024	2023	2022	2021
Total Compensation in the SCT	$43,244,809	$36,116,620	$7,109,432	$18,022,335
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(40,094,856)	$(33,506,720)	$(5,869,183)	$(17,182,601)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$36,201,583	$22,504,665	$—	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(4,152,080)	$1,671,831	$854,658	$—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$19,571,094	$1,467,293	$—	$3,236,817
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(2,685,119)	$1,263,661	$3,847,715	$587,188
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
Compensation Actually Paid	$52,085,431	$29,517,350	$5,942,622	$4,663,738

Non-PEO NEO Average Total Compensation Amount			$ 20,014,101	$ 9,355,561	$ 2,734,160	$ 1,873,210	$ 297,369
Non-PEO NEO Average Compensation Actually Paid Amount			$ 24,695,565	6,511,973	380,449	3,210,754	794,451
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-CEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-CEO Named Executive Officers as a group during the applicable year. The table below shows adjustments which were made to average total compensation for the non-CEO Named Executive Officers as a group in 2024, 2023, 2022, 2021 and 2020 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.

Adjustments to Determine Compensation “Actually Paid” to Non-CEO NEOs	2024	2023	2022	2021	2020
Total Compensation in the SCT	$20,014,101	$9,355,561	$2,734,160	$1,873,210	$297,369
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(18,464,751)	$(8,504,190)	$(2,335,287)	$(1,570,280)	$(91,500)
Deduction for Amounts Reported under “Option Awards” Column in the SCT	$15,620,056	$4,464,368	$257,426	$876,267	$213,456
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$(390,768)	$692,917	$(294,400)	$—	$—
Increase for Fair Value of Awards Granted During Year that Vest During Year	$8,152,946	$421,640	$117,600	$1,263,196	$375,126
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(236,018)	$152,043	$(99,050)	$768,361	$—
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$—	$(70,367)	$—	$—	$—
Compensation Actually Paid	$24,695,565	$6,511,973	$380,449	$3,210,754	$794,451

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid and TSRs MARA Holdings, Inc. CAP vs TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income (Loss) MARA Holdings, Inc. CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and Adjusted EBITDA MARA Holdings, Inc. CAP vs Adjusted EBITDA ($M)
Tabular List, Table			Relative TSR •Net Income •Adjusted EBITDA
Total Shareholder Return Amount			$ 1,802.65	2,565.08	288.02	3,628.16	1,084.48
Peer Group Total Shareholder Return Amount			457.70	567.21	24.70	843.56	718.52
Net Income (Loss)			$ 541,010,000.00	$ 261,170,000	$ (694,020,000.00)	$ (29,810,000)	$ (10,450,000)
Company Selected Measure Amount | $ / shares			1,232,170	417,110	(543,380)	172,410	(6,180)
PEO Name	Merrick Okamoto	Mr. Thiel	Mr. Thiel	Mr. Thiel	Mr. Thiel		Merrick Okamoto
Additional 402(v) Disclosure			Adjusted EBITDA is defined as (a) GAAP net income plus (b) adjustments to add back the impacts of (1) interest, (2) income taxes, (3) depreciation and amortization and (4) adjustments for non-cash and/or non-recurring items which include (i) stock compensation expense, (ii) change in fair value of derivative instrument, (iii) early termination expenses and other and (iv) net gain from extinguishment of debt
Measure:: 1
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name			Net Income
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Fred Thiel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 43,244,809	$ 36,116,620	$ 7,109,432	$ 18,022,335
PEO Actually Paid Compensation Amount			52,085,431	29,517,350	5,942,622	4,663,738
Merrick Okamoto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						143,781,988	$ 3,151,215
PEO Actually Paid Compensation Amount						199,441,219	13,373,762
PEO | Fred Thiel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,094,856)	(33,506,720)	(5,869,183)	(17,182,601)
PEO | Fred Thiel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			36,201,583	22,504,665	0	0
PEO | Fred Thiel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,152,080)	1,671,831	854,658	0
PEO | Fred Thiel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,571,094	1,467,293	0	3,236,817
PEO | Fred Thiel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,685,119)	1,263,661	3,847,715	587,188
PEO | Fred Thiel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Merrick Okamoto [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(143,410,673)	(782,500)
PEO | Merrick Okamoto [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	4,749,594
PEO | Merrick Okamoto [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Merrick Okamoto [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						181,973,184	6,255,453
PEO | Merrick Okamoto [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						17,096,720	0
PEO | Merrick Okamoto [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,464,751)	(8,504,190)	(2,335,287)	(1,570,280)	(91,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,620,056	4,464,368	257,426	876,267	213,456
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(390,768)	692,917	(294,400)	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(236,018)	152,043	(99,050)	768,361	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,152,946	421,640	117,600	1,263,196	375,126
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (70,367)	$ 0	$ 0	$ 0